Debt and Capital Lease Obligations (Telenet SPE Notes Redemption Price) (Schedule) (Details)	Dec. 31, 2014
Telenet Finance Notes [Member]
Debt Instrument [Line Items]
2015	103.188%
2016	102.125%
2017	101.063%
2018	100.00%
2019	100.00%
2020	100.00%
Telenet Finance III Notes [Member]
Debt Instrument [Line Items]
2016	103.313%
2017	102.209%
2018	101.104%
2019	100.00%
2020	100.00%
2021	100.00%
Telenet Finance IV Notes [Member]
Debt Instrument [Line Items]
2015	101.00%
2016	100.00%
2017	100.00%
2018	100.00%
2019	100.00%
2020	100.00%
2021	100.00%
6.25% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
2017	103.125%
2018	102.083%
2019	101.563%
2020	100.00%
2021	100.00%
2022 and thereafter	100.00%
6.75% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
2018	103.375%
2019	102.531%
2020	101.688%
2021	100.844%
2022 and thereafter	100.00%